[LOGO]                                    MONY LIFE INSURANCE COMPANY
                                          1290 Avenue of the Americas
                                          New York NY 10104


                                          DODIE KENT
                                          Vice President and Counsel
                                          212-314-3970
                                          Fax: 212-707-7947


September 9, 2005


Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY Variable Account L (the "Registrant")
           Registration Nos. 333-104156 and 811-06215; 333-72590 and 811-06215;
           333-72594 and 811-06215; 333-71417 and 811-06215; 333-71617 and
           811-06215; 333-01581 and 811-06215; and 033-37719 and 811-06215
           (MONY Variable Universal Life - 2003; MONY Variable Universal Life - 2002; MONY Survivorship Variable Universal Life; MONY Custom Equity Master; MONY Custom Estate Master; The MONYEquity Master; and The Strategist; respectively.)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended June 30, 2005 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - Underlying Funds:
    -  AIM V.I. Basic Value Fund
    -  AIM V.I. Mid Cap Core Equity Fund
    -  AIM V.I. Financial Services Fund
    -  AIM V.I. Health Sciences Fund
    -  AIM V.I. Technology Fund

o   THE ALGER AMERICAN FUND - Underlying Funds:
    -  Alger American Balanced Portfolio
    -  Alger American MidCap Growth Portfolio

o   DREYFUS INVESTMENT PORTFOLIOS - Underlying Funds:
    -  Small Cap Stock Index Portfolio

o   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

o   DREYFUS STOCK INDEX FUND, INC.

o   EQ/ADVISORS TRUST - Underlying Funds:
    -  EQ/MONY Diversified Portfolio
    -  EQ/MONY Equity Growth Portfolio
    -  EQ/MONY Equity Income Portfolio
    -  EQ/Government Securities Portfolio
    -  EQ/Intermediate Term Bond Portfolio
    -  EQ/Long Term Bond Portfolio
    -  EQ/MONY Money Market Portfolio
    -  EQ/Bear Stearns Small Company Growth Portfolio
    -  EQ/Boston Advisors Equity Income Portfolio
    -  EQ/Caywood-Scholl High Yield Bond Portfolio
    -  EQ/Montag & Caldwell Growth Portfolio
    -  EQ/PIMCO Real Return Portfolio
    -  EQ/TCW Equity Portfolio
    -  EQ/UBS Growth and Income Portfolio
    -  EQ/ENTERPRISE Capital Appreciation Portfolio
    -  EQ/ENTERPRISE Global Socially Responsive Portfolio
    -  EQ/International Growth Portfolio
    -  EQ/ENTERPRISE Managed Portfolio
    -  EQ/ENTERPRISE Multi-Cap Growth Portfolio
    -  EQ/Short Duration Bond Portfolio
    -  EQ/Small Company Value Portfolio

o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - Underlying Funds:
    -  Contrafund(R) Portfolio
    -  Growth Portfolio
    -  Growth Opportunities Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - Underlying Funds:
    -  Franklin Income Securities Fund
    -  Franklin Rising Dividends Securities Fund
    -  Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - Underlying Funds:
    -  Balanced Portfolio
    -  Forty Portfolio
    -  Flexible Bond Porfolio
    -  International Growth Portfolio
    -  Mid Cap Growth Portfolio
    -  Worldwide Growth Portfolio

o   LORD ABBETT SERIES FUND - Underlying Funds:
    -  Lord Abbett Bond-Debenture Portfolio
    -  Lord Abbett Growth and Income Portfolio
    -  Lord Abbett Mid-Cap Value Portfolio

o   MFS VARIABLE INSURANCE TRUST - Underlying Funds:
    -  MFS Mid Cap Growth Series
    -  MFS New Discovery Series
    -  MFS Total Return Series
    -  MFS Utilities Series

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - Underlying Funds:
    -  Oppenheimer Global Securities Fund/VA
    -  Oppenheimer Main Street Fund/VA

o   PBHG INSURANCE SERIES FUND - Underlying Funds:
    -  LIBERTY RIDGE Mid-Cap Portfolio
    -  LIBERTY RIDGE Select Value Portfolio

o   PIMCO VARIABLE INSURANCE TRUST - Underlying Funds:
    -  Global Bond Portfolio (Unhedged)
    -  Real Return Portfolio
    -  StocksPLUS Growth & Income Portfolio

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - Underlying Funds:
    -  Emerging Markets Equity Portfolio
    -  Global Value Equity Portfolio
    -  U.S. Real Estate Portfolio

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,


/S/ DODIE KENT
--------------
Dodie Kent